Note 4 - Shareholder Remuneration System - Available Amount For Interim Divided Payments (Details) - EUR (€) € in Millions	Dec. 31, 2017		Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share holder Remuneration System Abstract
Profit of BBVA, S.A	€ 2,083	[1]	€ 1,832
Estimated Provision For Legal Reserve			10
Acquisition By The Bank Of The Free Allotment Rights In The Exercise Capital Increase			144
Additional Tier I Capital Instruments Remuneration			224
Interim Dividends For The Year Already Paid			0
Total Maximun Amount Distributable			1,454
Amount Of Proposed Interim Dividend			600
BBVA Cash Balance Available To The Date	€ 42,680		€ 5,095	€ 40,039	€ 29,282

[1]	Net Income of BBVA, S.A.